[LOGO OF EATON VANCE    Investing
 APPEARS HERE]
                        for the

                        21st

                        Century

                                                       [PHOTO OF PHONE-STOCK
                                                       CERTIFICATE APPEARS HERE]

      Annual Report March 31, 1997


[PHOTO OF THE STATUE OF
PAUL REVERE APPEARS HERE]

                                      EV

                                   MARATHON

                                  HIGH INCOME

                                     FUND



                                 Eaton Vance
                     Global Management-Global Distribution

[PHOTO OF ROWES WHARF BOSTON
FROM THE WATER APPEARS HERE]


                                                                 M a r a t h o n

EV Marathon High Income Fund as of March 31, 1997

LETTER TO SHAREHOLDERS

[PHOTO OF M. DOZIER GARDNER, PRESIDENT APPEARS HERE]

EV Marathon High Income Fund had a total return of 11.4% for the year ended March 31, 1997. That return was the result of a rise in net asset value per share from $7.10 on March 31, 1996 to $7.22 on March 31, 1997, and the reinvestment of $0.657 in dividends. The return does not include the effect of the Fund's contingent deferred sales charge on certain redeeming shareholders. By comparison, the Lehman Brothers High Yield Bond Index - a widely recognized, unmanaged index of high-yield corporate bonds - had a total return of 10.6% for the same period.*

Based on the Fund's most recent dividend and a net asset value of $7.22, the Fund had a distribution rate of 9.0% at March 31.

While a strong economy upset the Treasury market, high-yield bonds turned in a solid performance...

Most data showed the economy continuing to advance at a fairly strong pace in the past year. Job creation was stronger than expected, while consumers remained confident. While the strong U.S. dollar somewhat dampened export trade, industrial activity was fairly robust, with few signs of excess inventories. Not surprisingly, the Treasury bond market reacted negatively to the strong economic news. However, the high-yield market benefited as the relatively strong economy led to good corporate earnings and improved interest coverage.

The high-yield market grew during the fiscal year, accompanied by strong investor demand...

While high-yield bond issuance was again formidable - $74 billion in 1996 alone
- demand from investors was more than sufficient to meet the increased supply. Meanwhile, market capitalization grew from $300 billion to $354 billion, the largest market growth in more than a decade. Finally, as the liquidity and trading characteristics of high-yield bonds continued to improve, they again attracted a widening universe of investors, drawing new buyers, for example, from insurance companies and pension funds.

1997 should bring more opportunities in the high-yield market...

The trends we've noted above contributed to an excellent climate for high-yield bonds during the past year, and we believe this market continues to represent outstanding long-term opportunities. In the pages that follow, portfolio managers Hooker Talcott, Jr. and Michael Weilheimer review the past year and comment on the year ahead.

                                                 Sincerely,

                                                 /s/ M. Dozier Gardner

                                                 M. Dozier Gardner
                                                 President
                                                 May 9, 1997



--------------------------------------------------------------------------------

Fund Information
as of March 31, 1997

Performance/1/ - Average Annual Total Returns
-----------------------------------------------------------------------

At net asset value
-----------------------------------------------------------------------
One year                                                        11.4%
Five year                                                       10.0
Ten year                                                         8.5


SEC Average Annual Total Returns (including applicable CDSC)
-----------------------------------------------------------------------
One year                                                         6.4%
Five year                                                        9.7
Ten year                                                         8.5

Ten Largest Holdings/2/By total net assets
-----------------------------------------------------------------------
United International Holdings                                    1.6%
Specialty Foods Acquisition Corp.                                1.5
Allied Waste NA                                                  1.4
Kaiser Aluminum & Chemical Corp.                                 1.4
Marcus Cable Operating Co.                                       1.3
Overhead Door Corp.                                              1.3
Diamond Cable Communications Co.                                 1.2
Newsquest Capital Corp.                                          1.2
Imo Industries                                                   1.2
Shared Tech/Fairchild Inc.                                       1.2

/1/ Average annual total returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual returns reflect applicable CDSC on following schedule: 5% - 1st year; 5% - 2nd year; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year..

/2/ Ten largest holdings account for 13.3% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio. Holdings are subject to change.

 *  It is not possible to invest directly in the Index.

    Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Marathon High Income Fund as of March 31, 1997

Management Discussion


An interview with Hooker Talcott, Jr., and Michael Weilheimer, co-portfolio managers of High Income Portfolio.

Q: Hooker, how would you characterize the high-yield market during the past year?

A: Mr. Talcott: The past year was generally characterized by strong performance and volatile interest rates. Quality spreads -- the yield differential between high-yield bonds and U.S. Treasury bonds -- narrowed to record lows during the period. By the end of the fiscal year on March 31, spreads were as low as 300 basis points (3%), as narrow as we've ever seen. The dramatic outperformance of the high-yield sector can be seen by comparing the Fund's 11.4% total return with the 4.2% return of the Lehman Brothers U.S. Treasury Index,/1/ an unmanaged index of U.S. Treasury securities. The strong showing of the high-yield market was a function of several trends, most notably, a growing economy and continued low-inflation.


[PHOTO OMITTED]
Hooker Talcott, Jr.
Portfolio Manager


    Toward the very end of the period, the market gave ground somewhat as inflation concerns, a continuing Fed watch, and a selloff in some of the media and communications sectors pulled the market lower. Given the strength of the market earlier in the year, the correction was not at all unexpected.

Q: You indicated that the market was volatile. What contributed to that volatility?

A: Mr. Weilheimer: The market's volatility was due, in part, to the shifting views on inflation. Investors tempered their relative optimism over the inflation outlook with concern that inflation might reawaken at some point. A look at the numbers is helpful.

    On March 31, 1996, ten-year Treasury yields were 6.31%; by August, inflation concerns pushed those yields up to 6.92%; by November, investor sentiment had shifted, with lower inflation numbers prompting a rally and sending yields falling to 6.05%; that rally was short-lived, however, as renewed fears of inflation and intervention by the Federal Reserve pushed yields back up to 6.90% at the end of March. Thus, it was clearly a very active period on the interest rate front.

[PHOTO OMITTED]
Michael Weilheimer
Portfolio Manager

Q:  Where were your largest investments?

A: Mr. Talcott: Media and communications bonds -- including telecommunications, cable, cellular,

--------------------------------------------------------------------------------

Five Largest Industry Positions
----------------------------------------
By total net assets
Broadcast/Cable                    10.9%
Communication Services              9.5%
Oil/Gas                             7.6%
Foods                               6.9%
Chemicals                           6.0%


Ratings Distribution/2/
----------------------------------------
By total net assets

[PIE CHART APPEARS HERE]

Aaa                3.9%
Ba                 9.3%
B1                13.9%
B2                23.8%
B3                38.0%
Caa                6.2%
Non-Rated          4.3%

/1/ It is not possible to invest directly in the Index.

/2/ Ratings are issued by Moody's Investors Service, a major independent ratings agency.

    Because the Fund is actively managed, ratings and weightings are subject to change.


   Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

EV Marathon High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D


    broadcasting, radio and media - remained our largest sector weightings. Telecom and media bonds have represented an increasingly large segment of the high-yield market in recent months, over 35% of total market capitalization. And in terms of new issuance, the sector has accounted for around 40% of new supply. While the sector has performed well in recent years, it underwent a correction in March. Typically, telecom companies, which initially have large capital expenditures and therefore little in the way of earnings, are valued on a discounted cash flow basis. In the past year, market sentiment pushed valuations to high levels. The subsequent correction in the telecom group contributed to the decline in the broader market. However, at these lower levels, telecom bonds represent value, and we remain positive about our positions.

Q:  Have you made any adjustments to the Portfolio in recent months?

A: Mr. Weilheimer: Yes. We've reduced our exposure to cyclicals, paring our investments in sectors such as steels, chemicals, and papers. While the economy has fared relatively well in recent months, we're increasingly sensitive to the Federal Reserve's bias for higher interest rates. Given the fact that the economy has not undergone a recession in six years, it's impossible to rule out a somewhat slower economy in a rising interest rate environment. Therefore, we've added recession-resistant names to the mix.

Q:  In what areas have you increased your investments?

A: Mr. Weilheimer: We've added to the Portfolio's investments in sectors such as food processing and grocery chains. These businesses tend to be less dependent on the economic cycle and, therefore, less vulnerable to a possible slowdown. Star Market, a leading New England-based supermarket chain, is a good example. Given their unequalled store locations, Star is very well positioned in an increasingly competitive marketplace. The company has recently installed a new management team that has enlarged and remodeled stores, improved the company's merchandizing strategy, and streamlined operations. Over time, we expect those changes to make a positive impact on the company's operations and its balance sheet.

Q:  Were there any other areas where you made new commitments?

A: Mr. Talcott: Yes. One recent investment was Allied Waste, the fourth largest waste management company in the U.S. The waste industry is not as GDP-sensitive as the deep cyclicals, and has undergone a good deal of consolidation in recent years. For its part, Allied recently purchased a division of Laidlaw Industries, a competitor in the waste hauling business. Through strategic purchases and consolidations, Allied is matching its hauling routes with landfills in specific geographic areas. That strategy has afforded the company good business synergies and helped cut costs. The company has improved its balance sheet and could very well see a rating upgrade within the next year. So we're enthusiastic about the company's prospects.

Q:  Any other examples of new investments?

A: Mr. Weilheimer: Yes. Unlike many manufacturing sectors, aircraft components makers like Hawk Corporation are less sensitive to the ebb and flow of the economy than to their own industry product cycle; that is, domestic and foreign demand for new aircraft. Accordingly, with the debut of a new generation of aircraft in the U.S. and Europe, as well as rising demand from emerging economies, there has been a surge in orders for aircraft components. Hawk makes components in aircraft braking systems, and the company has been a major beneficiary of large new orders to Boeing.

Q: There was a good deal of corporate finance activity during the year, including mergers and IPOs. Did they have an impact on the Fund?

A: Mr. Talcott: Yes. We have long maintained a focus on companies with the ability to improve their balance sheets, and the rise in corporate finance activity has created many new opportunities. The large volume of initial public offerings (IPOs) was helpful to the high yield market in that companies with sustainable earnings power have issued stock, thus improving their balance sheets. That, in turn, has made their outstanding bonds more attractive.

    The Fund was also a beneficiary of a number of buyouts during the past year, in which some issuers of high-yield bonds, including Overhead

EV Marathon High Income Fund as of March 31, 1997

MANAGEMENT DISCUSSION CONT'D

    Door and Monarch Marking, each a holding of the Portfolio, have been bought by investment-grade companies. Typically, when companies like these are bought by investment-grade companies, the outstanding debt of the acquired company is upgraded. That is, naturally, a positive development for the Fund. Currently, another Portfolio investment, Videotron UK, is in the process of being merged into a subsidiary of Cable & Wireless, a large U.K.- based telecom company.

Q:  Looking ahead, what is your outlook for the high-yield market?

A: Mr. Talcott: I believe that the outlook for the high yield market is sound. Following a strong performance through much of the past year, the high-yield market corrected slightly late in the period. In my view, that is a healthy development, as value has now returned to the market. Naturally, past trends cannot guarantee future performance. But with the economy continuing to generate growth, and inflation seemingly under control, the climate appears positive for the high-yield sector. Importantly, the large supply of new issues continues to receive a warm welcome from income-oriented investors. The Portfolio remains well-positioned to uncover value and opportunities for those investors in the year ahead.

Fund Performance
--------------------------------------------------------------------------------
In accordance with guidelines issued by the Securities and Exchange Commission, we are including a performance chart that compares your Fund's total return with that of a broad-based investment index. The lines on the chart represent the total returns of $10,000 hypothetical investments in EV Marathon High Income Fund and the unmanaged Lehman Brothers High Yield Bond Index.

The green line on the chart represents the Fund's performance at net asset value. The Fund's total return figure reflects Fund expenses and transaction costs, and assumes the reinvestment of income dividends and capital gain distributions.

The black line represents the performance of the Lehman Brothers High Yield Bond Index, an unmanaged index of municipal bonds. The Index's total return does not reflect any commissions or expenses that would be incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in the Index.


Comparison of Change in Value of a $10,000 Investment in EV Marathon High Income Fund vs. Lehman Brothers High Yield Bond Index
From March 31, 1987, through March 31, 1997

[LINE GRAPH APPEARS HERE]




                        EV Marathon High Income Fund vs.
                        Lehman High Yield Bond Index



                   EV Marathon High Income Fund      High Yield Bond Index
  Date                        Fund                           LHYBI

     3/31/87               $10,000                         $10,000
     4/30/87                $9,804                          $9,652
     5/31/87                $9,719                          $9,721
     6/30/87                $9,830                          $9,846
     7/31/87                $9,842                          $9,873
     8/31/87                $9,923                          $9,934
     9/30/87                $9,728                          $9,621
    10/31/87                $9,326                          $9,306
    11/30/87                $9,520                          $9,574
    12/31/87                $9,636                          $9,805
     1/31/88                $9,813                         $10,132
     2/28/88               $10,069                         $10,461
     3/31/88               $10,152                         $10,352
     4/30/88               $10,256                         $10,431
     5/31/88               $10,317                         $10,446
     6/30/88               $10,476                         $10,599
     7/31/88               $10,636                         $10,669
     8/31/88               $10,722                         $10,653
     9/30/88               $10,831                         $10,787
    10/31/88               $10,958                         $10,917
    11/30/88               $11,039                         $10,982
    12/31/88               $11,208                         $11,034
     1/31/89               $11,268                         $11,228
     2/28/89               $11,356                         $11,252
     3/31/89               $11,327                         $11,165
     4/30/89               $11,344                         $11,212
     5/31/89               $11,503                         $11,429
     6/30/89               $11,636                         $11,571
     7/31/89               $11,674                         $11,556
     8/31/89               $11,688                         $11,595
     9/30/89               $11,672                         $11,400
    10/31/89               $11,458                         $11,130
    11/30/89               $11,330                         $11,108
    12/31/89               $11,335                         $11,126
     1/31/90               $11,071                         $10,886
     2/28/90               $10,588                         $10,662
     3/31/90               $10,405                         $10,941
     4/30/90               $10,490                         $10,923
     5/31/90               $10,691                         $11,134
     6/30/90               $10,902                         $11,403
     7/31/90               $11,144                         $11,710
     8/31/90               $10,626                         $11,044
     9/30/90                $9,900                         $10,237
    10/31/90                $9,572                          $9,700
    11/30/90                $9,361                         $10,003
    12/31/90                $9,243                         $10,059
     1/31/91                $9,138                         $10,335
     2/28/91                $9,674                         $11,466
     3/31/91               $10,110                         $12,141
     4/30/91               $10,865                         $12,639
     5/31/91               $10,901                         $12,662
     6/30/91               $11,259                         $13,036
     7/31/91               $11,694                         $13,454
     8/31/91               $11,833                         $13,763
     9/30/91               $12,084                         $13,954
    10/31/91               $12,522                         $14,420
    11/30/91               $12,666                         $14,495
    12/31/91               $12,787                         $14,704
     1/31/92               $13,302                         $15,222
     2/28/92               $13,648                         $15,598
     3/31/92               $13,973                         $15,791
     4/30/92               $14,124                         $15,851
     5/31/92               $14,334                         $16,075
     6/30/92               $14,531                         $16,226
     7/31/92               $14,726                         $16,471
     8/31/92               $14,915                         $16,687
     9/30/92               $15,009                         $16,857
    10/31/92               $14,787                         $16,619
    11/30/92               $14,855                         $16,828
    12/31/92               $15,062                         $17,020
     1/31/93               $15,319                         $17,516
     2/28/93               $15,656                         $17,824
     3/31/93               $15,847                         $18,054
     4/30/93               $15,973                         $18,211
     5/31/93               $16,213                         $18,428
     6/30/93               $16,527                         $18,815
     7/31/93               $16,710                         $18,997
     8/31/93               $16,749                         $19,157
     9/30/93               $16,736                         $19,206
    10/31/93               $17,103                         $19,594
    11/30/93               $17,321                         $19,688
    12/31/93               $17,611                         $19,933
     1/31/94               $17,958                         $20,365
     2/28/94               $18,070                         $20,312
     3/31/94               $17,476                         $19,544
     4/30/94               $17,271                         $19,412
     5/31/94               $17,372                         $19,422
     6/30/94               $17,414                         $19,482
     7/31/94               $17,338                         $19,647
     8/31/94               $17,314                         $19,786
     9/30/94               $17,314                         $19,787
    10/31/94               $17,319                         $19,834
    11/30/94               $17,108                         $19,584
    12/31/94               $17,292                         $19,728
     1/31/95               $17,366                         $19,996
     2/28/95               $17,811                         $20,681
     3/31/95               $17,914                         $21,904
     4/30/95               $18,407                         $21,436
     5/31/95               $18,804                         $22,037
     6/30/95               $18,824                         $22,184
     7/31/95               $19,113                         $22,457
     8/31/95               $19,015                         $22,527
     9/30/95               $19,143                         $22,804
    10/31/95               $19,163                         $22,879
    11/30/95               $19,343                         $23,147
    12/31/95               $19,690                         $23,511
     1/31/96               $19,989                         $23,925
     2/28/96               $20,286                         $23,944
     3/31/96               $20,208                         $23,927
     4/30/96               $20,369                         $23,980
     5/31/96               $20,583                         $24,124
     6/30/96               $20,582                         $24,324
     7/31/96               $20,730                         $24,437
     8/31/96               $21,039                         $24,701
     9/30/96               $21,594                         $25,296
    10/31/96               $21,627                         $25,491
    11/30/96               $22,004                         $25,994
    12/31/96               $22,404                         $26,180
     1/31/97               $22,578                         $26,435
     2/28/97               $23,010                         $26,873
     3/31/97               $22,505                         $26,472





Average Annual Total Returns
-------------------------------------------------
At Net Asset Value
-------------------------------------------------
One year                                11.4%
Five years                              10.0
Ten years                                8.5
Value at 3/31/97                     $22,505


Including Maximum Applicable CDSC
-------------------------------------------------
One year                                 6.4%
Five years                               9.7
Ten years                                8.5
Value at 3/31/97                     $22,505




   Source: Towers Data Systems, Bethesda, MD.

* Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

   Past performance is not indicative of future results. Investment returns and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997

Assets
--------------------------------------------------------------------------------
Investment in High Income Portfolio, at value (Note 1A)
     (identified cost, $589,138,886)                               $600,276,857
Receivable for Fund shares sold                                       1,546,292
--------------------------------------------------------------------------------
Total assets                                                       $601,823,149
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                  $  2,060,122
Payable for Fund shares redeemed                                      1,096,908
Payable to affiliate for Trustees' fees                                     800
Accrued expenses                                                        392,357
--------------------------------------------------------------------------------
Total liabilities                                                  $  3,550,187
--------------------------------------------------------------------------------
Net Assets for 82,807,650 shares of
     beneficial interest outstanding                               $598,272,962
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $660,682,340
Accumulated net realized loss on investments
    (computed on the basis of identified cost)                      (71,487,227)
Accumulated distributions in excess of net                           (2,060,122)
    investment income
Net unrealized appreciation of investments (computed
    on the basis of identified cost)                                 11,137,971
--------------------------------------------------------------------------------
Total                                                              $598,272,962
--------------------------------------------------------------------------------


Net Asset Value, Offering and Redemption
Price Per Share (Note 6)
--------------------------------------------------------------------------------
($598,272,962 / 82,807,650 shares of
     beneficial interest outstanding)                              $       7.22
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
March 31, 1997

Investment Income (Note 1B)
--------------------------------------------------------------------------------
Interest income allocated from Portfolio                           $ 59,656,201
Dividend income allocated from Portfolio                                 57,845
Expenses allocated from Portfolio                                    (3,735,080)
--------------------------------------------------------------------------------
Net investment income from Portfolio                               $ 55,978,966
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Compensation of Trustees not members of the
     Administrator's organization (Note 4)                         $      3,245
Distribution fees (Note 5)                                            5,261,749
Transfer and dividend disbursing agent fees                             550,343
Printing and postage                                                    146,061
Registration fees                                                        70,048
Custodian fee                                                            24,750
Legal and accounting services                                            14,073
Miscellaneous                                                            35,014
--------------------------------------------------------------------------------
Total expenses                                                     $  6,105,283
--------------------------------------------------------------------------------


Net investment income                                              $ 49,873,683
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)               $ (3,889,847)
--------------------------------------------------------------------------------
Net realized loss on investment transactions                       $ (3,889,847)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investment transactions                                       $ 13,832,420
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
     of investments                                                $ 13,832,420
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                    $  9,942,573
--------------------------------------------------------------------------------

Net increase in net assets from operations                         $ 59,816,256
--------------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                Year Ended             Year Ended
in Net Assets                      March 31, 1997         March 31, 1996
----------------------------------------------------------------------------
From operations --
    Net investment income            $  49,873,683         $  44,975,939
    Net realized loss on
        investment transactions         (3,889,847)           (5,110,133)
    Net change in unrealized
        appreciation
        (depreciation)
        of investments                  13,832,420            17,157,192
----------------------------------------------------------------------------
Net increase in net assets
    from operations                  $  59,816,256         $  57,022,998
----------------------------------------------------------------------------
Distributions to shareholders
    (Note 2) --
    From net investment income       $ (49,873,683)        $ (44,975,939)

    In excess of net
        investment income                 (446,941)             (625,821)
----------------------------------------------------------------------------
Total distributions to
    shareholders                     $ (50,320,624)        $ (45,601,760)
----------------------------------------------------------------------------

Transactions in shares of
    beneficial interest (Note 3) --

    Proceeds from sale of shares     $ 175,363,195         $ 153,699,352

    Net asset value of shares
        issued to shareholders
        in payment of
        distributions declared          15,276,268            14,446,691

    Cost of shares redeemed            (98,827,713)         (121,772,551)
----------------------------------------------------------------------------
Net increase in net assets
    from Fund share
    transactions                     $  91,811,750         $  46,373,492
----------------------------------------------------------------------------

Net increase in net assets           $ 101,307,382         $  57,794,730
----------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------
At beginning of year                 $ 496,965,580         $ 439,170,850
----------------------------------------------------------------------------
At end of year                       $ 598,272,962         $ 496,965,580
----------------------------------------------------------------------------


Accumulated distributions
in excess of net investment
income included in
net assets
----------------------------------------------------------------------------
At end of year                       $  (2,060,122)        $  (2,044,407)
----------------------------------------------------------------------------

                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                         Year Ended March 31,
                                                                    ----------------------------------------------------------------
                                                                       1997         1996         1995          1994         1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value --  Beginning of year                               $  7.100     $  6.920     $  7.450      $  7.480     $  7.380
------------------------------------------------------------------------------------------------------------------------------------


Income from operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                               $  0.652     $  0.665     $  0.671      $  0.697     $  0.767

Net realized and unrealized gain (loss) on investments                 0.120        0.189       (0.507)        0.047        0.170
------------------------------------------------------------------------------------------------------------------------------------
Total income from operations                                        $  0.772     $  0.854     $  0.164      $  0.744     $  0.937
------------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------------
From net investment income                                          $ (0.646)    $ (0.665)    $ (0.671)     $ (0.697)    $ (0.767)

In excess of net investment income                                    (0.006)      (0.009)      (0.023)       (0.077)      (0.070)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                 $ (0.652)    $ (0.674)    $ (0.694)     $ (0.774)    $ (0.837)
------------------------------------------------------------------------------------------------------------------------------------


Net asset value -- End of year                                      $  7.220     $  7.100     $  6.920      $  7.450     $  7.480
------------------------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                                     11.37%       12.80%        2.51%        10.28%       13.41%
------------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000 omitted)                               $598,273     $496,966     $439,171      $399,259     $332,854
Ratio of net expenses to average daily net assets /(2)/                 1.77%        1.78%        1.78%         1.82%        2.09%
Ratio of net investment income to average daily net assets              8.97%        9.38%        9.52%         9.09%       10.31%

Portfolio Turnover /(3)/                                                 --           --            11%           96%          91%
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.

/(2)/ Includes the Fund's share of its corresponding Portfolio's allocated expenses.

/(3)/ Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

EV Marathon High Income Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Marathon High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in the High Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (84.9% at March 31, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At March 31, 1997, the Fund, for federal income tax purposes, had a capital loss carryover of $69,870,385, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on March 31, 1999 ($21,013,203), 2000 ($23,278,421), 2003 ($12,690,352), 2004
    ($5,868,015) and 2005 ($7,020,394), respectively. Additionally, net losses of $1,523,133 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

    D Other -- Investment transactions are accounted for on a trade date basis.

    E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    F Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    The net income of the Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Such daily dividends will be paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EV Marathon High Income Fund as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D


3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                   Year Ended March 31,
                                      ---------------------------------------
                                                 1997              1996
    -------------------------------------------------------------------------
    Sales                                     24,377,723        21,673,656

    Issued to shareholders electing to
      receive payments of distributions in
      Fund shares                              2,122,410         2,037,734

    Redemptions                              (13,725,000)      (17,161,486)
    -------------------------------------------------------------------------

    Net increase                              12,775,133         6,549,904
    -------------------------------------------------------------------------

4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment advisor fee. Certain of the officers and Trustees of the Fund and the Portfolio are officers and directors/trustees of the above organizations.


5   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), amounts equal to 1/365 of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for the shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid $4,169,802 to EVD for the year ended March 31, 1997, representing 0.75% of average daily net assets. At March 31, 1997, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $17,708,000.

    In addition, the Plan authorizes the Fund to make payments of service fees to the Principal Underwriter, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for each fiscal year. The Trustees have initially implemented the Plan by authorizing the Fund to make quarterly payments of service fees to the Principal Underwriter and Authorized Firms in amounts not to exceed 0.25% per annum of the Fund's average daily net assets based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. The Fund paid or accrued service fees to or payable to EVD for the year ended March 31, 1997, in the amount of $1,091,947. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD.

    Certain officers and Trustees of the Fund are officers or directors of EVD.


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Fund shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to the Investment Advisor or its affiliates or to their respective employees. CDSC is paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended March 31, 1997, EVD received approximately $1,289,000 of CDSC paid by shareholders.

7   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the year ended March 31, 1997, aggregated $178,952,087 and $143,198,515, respectively.

EV Marathon High Income Fund as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of EV Marathon High Income Fund
--------------------------------------------------------------------------------

We have audited the accompanying statement of assets and liabilities of EV Marathon High Income Fund (the Fund) as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996, and the financial highlights for each of the years in the five-year period ended March 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund at March 31, 1997, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.



                                  DELOITTE & TOUCHE LLP
                                  Boston, Massachusetts
                                  May 9, 1997

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)

Corporate Bonds & Notes-- 93.7%


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Apparel -- 3.0%
--------------------------------------------------------------------------------
Anvil Knitwear, Inc., Sr. Notes, 10.875%,
3/15/07 /(1)/                                  $  3,600            $   3,546,000

Collins & Aikman Corp., Sr. Sub. Notes,
11.50%, 4/15/06                                   2,550                2,817,750

Dan River Inc., Sr. Sub. Notes, 10.125%,
12/15/03                                          5,800                5,858,000

Glenoit Corp., Sr. Sub. Notes, 11.00%,
4/15/07 /(1)/                                     4,800                4,782,000

William Carter, Sr. Sub. Notes,
10.375%, 12/1/06 /(1)/                            4,000                4,040,000
--------------------------------------------------------------------------------
                                                                   $  21,043,750
--------------------------------------------------------------------------------

Auto and Parts -- 1.8%
--------------------------------------------------------------------------------
Key Plastics, Inc., Sr. Notes, 10.25%,
3/15/07                                        $    800            $     794,000

Key Plastics, Inc., Sr. Notes, 14.00%,
11/15/99                                          5,500                6,105,000

Terex Corp., Sr. Sub. Notes, 13.25%,
5/15/02                                           5,000                5,500,000
--------------------------------------------------------------------------------
                                                                   $  12,399,000
--------------------------------------------------------------------------------

Banks - Regional -- 1.4%
--------------------------------------------------------------------------------
First Nationwide, Inc., Sr. Notes, 12.50%,
4/15/03                                        $  1,600            $   1,744,000

First Nationwide, Inc., Sr. Sub. Notes,
10.625%, 10/1/03                                  7,200                7,632,000
--------------------------------------------------------------------------------
                                                                   $   9,376,000
--------------------------------------------------------------------------------

Banks and Money Services -- 1.3%
--------------------------------------------------------------------------------
Hawk Corp., Sr. Notes, 10.25%,
12/1/03 /(1)/                                  $  4,400            $   4,444,000

Intertek Finance PLC, Sr. Sub.
Notes, 10.25%, 11/1/06 /(1)/                      4,800                4,872,000
--------------------------------------------------------------------------------
                                                                   $   9,316,000
--------------------------------------------------------------------------------

Broadcasting and Cable -- 10.9%
--------------------------------------------------------------------------------
Australis Holdings Pty Ltd., Sr. Disc. Notes,
15.00%, (0% until 2000) 11/1/02 /(1)/          $  3,600            $   2,106,000

Cablevision Systems Corp., Sr. Sub. Notes,
9.25%, 11/1/05                                    2,800                2,660,000

Cablevision Systems Corp., Sr. Sub. Notes,
10.75%, 4/1/04                                    2,000                2,055,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 10.75%, (0% until 2002), 2/15/07           4,800                2,592,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 11.75%, (0% until 2000), 12/15/05          7,800                4,992,000

Diamond Cable Communications Co., Sr. Disc.
Notes, 13.25%, (0% until 1999), 9/30/04           1,600                1,248,000

Dobson Communications Corp., Sr. Notes,
11.75%, 4/15/07 /(1)/                             2,000                1,920,000

EZ Communications Inc., Sr. Sub. Notes,
9.75%, 12/1/05                                    7,100                7,313,000

Groupe Videotron Ltd., Sr. Notes, 10.625%,
2/15/05                                           3,470                3,817,000

ICG Holdings, Inc., Sr. Sub. Notes, 11.625%,
(0% until 2002), 3/15/07 /(1)/                    5,600                3,038,000

International Cabletel, Inc., Sr. Disc. Notes,
11.50%, (0% until 2001), 2/1/06                   3,800                2,356,000

International Cabletel, Inc., Sr. Notes,
10.00%, 2/15/07 /(1)/                             4,000                3,760,000

Marcus Cable Operating Co., Sr. Debs.,
11.875%, 10/1/05                                  2,800                2,912,000

Marcus Cable Operating Co., Sr. Disc. Notes,
13.50%, (0% until 1999), 8/1/04                     800                  636,000

Marcus Cable Operating Co., Sr. Disc. Notes,
14.25%, (0% until 2000), 12/15/05                 8,500                5,865,000

Sullivan Broadcasting Co., Inc., Sr. Sub.
Notes, 10.25%, 12/15/05                           4,800                4,728,000

TCI Satellite Entertainment, Sr. Sub. Notes,
10.875%, 2/15/07 /(1)/                            2,400                2,112,000

United International -Series B, 0%,
11/15/99                                            800                  584,000

United International Holdings Inc., Sr. Sec.
Disc. Notes, 0%, 11/15/99                        14,953               10,915,836

Videotron Holdings PLC, Inc., Sr. Disc. Notes,
11.00%, (0% until 1999), 8/15/05                  8,400                6,636,000

Young Broadcasting Corp., Sr. Sub. Notes,
10.125%, 2/15/05                                  4,000                3,960,000
--------------------------------------------------------------------------------
                                                                   $  76,205,836
--------------------------------------------------------------------------------

Building Materials -- 2.9%
--------------------------------------------------------------------------------
Building Materials Corp., Sr. Notes,
8.625%, 12/15/06                               $    800            $     800,000

Building Materials Corp., Sr. Sub. Notes,
11.75%, (0% until 2000), 7/1/04                   5,250                4,659,375

Overhead Door Corp., Sr. Notes, 12.25%,
2/1/00                                            8,450                8,999,250


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)       Value
--------------------------------------------------------------------------------
Building Materials (continued)
--------------------------------------------------------------------------------

Southdown, Inc., Sr. Sub. Notes., 10.00%,
3/1/06                                         $  1,750            $   1,872,500

Tarkett International, AG., Sr. Sub. Notes,
9.00%, 3/1/02                                     3,600                3,663,000
--------------------------------------------------------------------------------
                                                                   $  19,994,125
--------------------------------------------------------------------------------

Business Services -- 0.8%
--------------------------------------------------------------------------------
Kindercare Learning Centers, Sr.
Sub. Notes, 9.50%, 2/15/09 /(1)/               $  6,000            $   5,790,000
--------------------------------------------------------------------------------
                                                                   $   5,790,000
--------------------------------------------------------------------------------

Business Services - Miscellaneous -- 1.4%
--------------------------------------------------------------------------------
Allied Waste NA, Sr. Sub Notes, 10.25%,
12/1/06 /(1)/                                  $  9,600            $   9,792,000
--------------------------------------------------------------------------------
                                                                   $   9,792,000
--------------------------------------------------------------------------------

Chemicals -- 6.0%
--------------------------------------------------------------------------------
Agricultural Minerals & Chemicals Inc., Sr.
Notes, 10.75%, 9/30/03                         $  5,000            $   5,275,000

ISP Holdings, Inc., Sr. Notes, 9.75%,
2/15/02                                           5,750                5,980,000

NL Industries, Inc., Sr. Notes, 11.75%,
10/15/03                                          4,000                4,200,000

Pioneer Americas Acq. Corp., Sr. Notes,
13.375%, 4/1/05                                   6,250                7,281,250

Plastic Containers, Inc., Sr. Notes,
10.00%, 12/15/06                                  2,400                2,424,000

Plastic Specialties and Tech., Inc., Sr. Sec.
Notes, 11.25%, 12/1/03                            7,950                8,586,000

Terra Industries Inc., Sr. Notes, 10.50%,
6/15/05                                           3,800                4,028,000

UCC Investors, Inc., Sr. Sub. Notes,
11.00%, 5/1/03                                    3,700                3,922,000
--------------------------------------------------------------------------------
                                                                   $  41,696,250
--------------------------------------------------------------------------------

Communications Equipment -- 1.7%
--------------------------------------------------------------------------------
Omnipoint Corp., Sr. Notes, 11.625%,
8/15/06                                        $  3,800            $   3,306,000

Pricellular Wireless Communications Corp., Sr.
Notes, 10.75%, 11/1/04                            2,400                2,430,000

Pricellular Wireless Communications Corp., Sr.
Sub. Disc. Nts., 12.25%, (0% until 1998),
10/1/03                                           6,500                5,785,000
--------------------------------------------------------------------------------
                                                                   $  11,521,000
--------------------------------------------------------------------------------

Communications Services -- 9.5%
--------------------------------------------------------------------------------
Australis Media Ltd., Sub. Disc. Notes,
14.00%, (0% until 2000), 5/15/03               $  6,004            $   3,482,371

Brooks Fiber Properties, Inc., Sr. Disc. Notes,
11.875%, (0% until 2001), 11/1/06                 4,800                2,856,000

Brooks Fiber Properties. Inc., Sr. Disc. Notes,
10.875%, (0% until 2001), 3/1/06                  5,500                3,410,000

CS Wireless Systems, Inc., 11.375%, (0%
until 2001), 3/1/06                               3,280                1,016,800

Dial Call Communications Inc., Sr. Red. Notes,
12.25%, (0% until 1999), 4/15/04                  7,200                5,184,000

Echostar Satellite Broadcasting Corp., Sr. Disc.
Notes, 13.125%, (0% until 2000), 3/15/04          4,800                3,792,000

Esat Holdings, Ltd., Sr. Notes, 12.50%, (0%
until 2002), 2/1/07 /(1)/                         3,200                1,760,000

Galaxy Telecom LP., Sr. Sub. Notes,
12.375%, 10/1/05                                  3,400                3,502,000

McCaw International, Ltd., 13.00%, (0% until
2002), 4/15/07 /(1)/                              6,800                3,179,000

McLeod Inc., Sr. Disc. Notes, 10.50%, (0%
until 2002), 3/1/07 /(1)/                         6,400                3,520,000

Microcell Telecommunication, Sr. Disc. Notes,
14.00%, (0% until 2001), 6/1/06                  11,200                5,488,000

Millicom International Cellular, Sr. Disc Notes,
13.50%, (0% until 2001), 6/1/06                   7,200                4,680,000

Nextlink Communications, Inc., Sr. Notes,
12.50%, 4/15/06                                   5,600                5,684,000

Orion Network Systems, Inc., Sr. Notes,
11.25%, 1/15/07                                   5,600                5,432,000

Orion Network Systems, Inc., Sr. Notes,
12.50%, (0% until 2002) 1/15/07                   3,200                1,600,000

Shared Tech/Fairchild, Inc., Sr. Disc. Notes,
12.25%, (0% until 1999), 3/1/06                  10,500                8,636,250

Telewest PLC, Debs., 11.00%, (0% until
2002), 10/1/07                                    4,800                3,120,000
--------------------------------------------------------------------------------
                                                                   $  66,342,421
--------------------------------------------------------------------------------

Computer Software -- 1.2%
--------------------------------------------------------------------------------
Unisys Corp., Sr. Notes, 11.75%,               $  2,600            $   2,717,000
10/15/04

Unisys Corp., Sr. Notes, 12.00%, 4/15/03          5,600                5,852,000
--------------------------------------------------------------------------------
                                                                   $   8,569,000
--------------------------------------------------------------------------------

Containers and Packaging -- 5.7%
--------------------------------------------------------------------------------
American Pad and Paper Co., Sr. Sub. Notes,
13.00%, 11/15/05                               $  3,250            $   3,770,000

Asia Pulp and Paper, 12.00%, 12/29/49             6,000                5,790,000

Container Corp., Sr. Notes, 10.75%,               3,250                3,510,000
5/1/02


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Containers and Packaging (continued)
--------------------------------------------------------------------------------
Fort Howard Corp., Sr. Sec. Notes, 11.00%,
1/2/02                                         $  3,765            $   3,840,176

Gaylord Container Corp., Sr. Sub. Disc. Debs.,
12.75%, (0% until 1996), 5/15/05                  5,700                6,213,000

Repap New Brunswick, Inc., Sr. Notes,
10.625%, 4/15/05                                  1,600                1,600,000

Repap Wisconsin, Inc., 2nd Party Sr. Sec.
Notes, 9.875%, 5/1/06                               165                  163,350

Repap Wisconsin, Inc., Sr. Notes, 9.25%,
2/1/02                                            3,200                3,168,000

S.D. Warren Co., Sr. Sub. Notes, 12.00%,
12/15/04                                          3,800                4,142,000

Silgan Corp., Sr. Sub. Notes, 11.75%,
6/15/02                                           1,500                1,605,000

Stone Container Corp., 1st Mtg. Notes,
10.75%, 10/1/02                                   4,500                4,477,500

US Can Corp., Sr. Sub. Notes, 10.125%,
10/15/06                                          1,600                1,664,000
--------------------------------------------------------------------------------
                                                                   $  39,943,026
--------------------------------------------------------------------------------

Electronics - Instruments -- 1.4%
--------------------------------------------------------------------------------
Blue Bell Funding Inc., Sec. Ext. Notes,
11.85%, 5/1/99                                 $  4,304            $   4,260,960

GS Technologies Corp., Sr. Notes, 12.25%,
10/1/05                                           5,500                5,720,000
--------------------------------------------------------------------------------
                                                                   $   9,980,960
--------------------------------------------------------------------------------

Entertainment -- 1.3%
--------------------------------------------------------------------------------
All American Communications, Inc., Sr. Sub.
Notes, 10.875%, 10/15/01                       $  4,400            $   4,532,000

Cinemark USA, Sr. Sub. Notes, 9.625%,
8/1/08                                            4,800                4,800,000
--------------------------------------------------------------------------------
                                                                   $   9,332,000
--------------------------------------------------------------------------------

Foods -- 6.9%
--------------------------------------------------------------------------------
Inflo Holdings Corp., Promissory Notes,
10.00%, (0% until 1999), 1/27/07+++            $  4,400            $   3,696,000

International Home Foods, Inc., Sr. Sub.
Notes, 10.375%, 11/1/06                           8,000                8,060,000

Keebler Corp., Sr. Sub. Notes, 10.75%,
7/1/06                                            5,720                6,234,800

MBW Foods, Inc., Sr. Sub. Notes, 9.875%,
2/15/07 /(1)/                                     4,800                4,752,000

PM Holdings Corp., Sr. Sub. Notes, 11.50%,
(0% until 2000), 9/1/05                           2,837                2,042,640

Purina Mills, Inc., Sr. Sec. Sub. Notes,
10.25%, 9/1/03                                    5,775                5,948,250

Specialty Foods Acquisition Corp., Sr. Sub
Notes, 13.00%, (0% until 1999), 8/15/05           1,600                  744,000

Specialty Foods Acquisition Corp., Sr. Sub.
Notes, 10.25%, 8/15/01                            7,000                6,842,500

Specialty Foods Acquisition Corp., Sr. Sub.
Notes, 11.25%, 8/15/03                            3,200                2,832,000

Van De Kamps, Inc., Sr. Sub. Notes, 12.00%,
9/15/05                                           6,100                6,649,000
--------------------------------------------------------------------------------
                                                                   $  47,801,190
--------------------------------------------------------------------------------

Health Services -- 2.1%
--------------------------------------------------------------------------------
Dade International, Inc., Sr. Sub. Notes,
11.125%, 5/1/06                                $  4,800            $   5,448,000

Owens & Minor, Inc., Sr. Sub. Notes,
10.875%, 6/1/06                                   3,200                3,448,000

Tenet Healthcare Corp., Sr. Sub. Notes,
8.625%, 1/15/07                                   5,600                5,460,000
--------------------------------------------------------------------------------
                                                                   $  14,356,000
--------------------------------------------------------------------------------

Household Products -- 1.6%
--------------------------------------------------------------------------------
Lifestyle Furnishings, Inc., 10.875%,
8/1/06                                         $  4,000            $   4,400,000

Pillowtex Corp., 10.00%, 11/15/06                 2,400                2,484,000

Renaisance Cosmetics, Sr. Notes, 11.75%,
2/15/04 /(1)/                                       500                  502,500

Revlon Worldwide, Inc., Sr. Disc Notes, 0%,
3/15/01 /(1)/                                     3,200                1,984,000

Scholastic Brands, Inc., Sr. Sub. Notes,
11.00%, 1/15/07 /(1)/                             2,000                2,060,000
--------------------------------------------------------------------------------
                                                                   $  11,430,500
--------------------------------------------------------------------------------

Investment Services -- 0.6%
--------------------------------------------------------------------------------
DVI, Inc., Sr. Notes, 9.875%, 2/1/04           $  4,400            $   4,389,000
--------------------------------------------------------------------------------
                                                                   $   4,389,000
--------------------------------------------------------------------------------

Lodging and Gaming -- 4.0%
--------------------------------------------------------------------------------
Aztar Corp., Sr. Sub. Notes, 13.75%,
10/1/04                                        $  5,000            $   5,600,000

Courtyard By Marriot, Sr. Notes, 10.75%,
2/1/08                                            3,850                4,032,875

Harvey Casinos Resorts, Sr. Sub. Notes,
10.625%, 6/1/06                                   6,000                6,330,000

Showboat Marina Casino, 1st Mtg. Notes,
13.50%, 3/15/03                                   4,000                4,500,000


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Lodging and Gaming (continued)
--------------------------------------------------------------------------------
Trump Atlantic City Associates, Co., 1st Mtg.
Notes, 11.25%, 5/1/06                          $  4,000            $   3,640,000

Trump Holdings & Funding Inc., Sr. Notes,
15.50%, 6/15/05                                   3,000                3,390,000
--------------------------------------------------------------------------------
                                                                   $  27,492,875
--------------------------------------------------------------------------------

Machinery -- 2.7%
--------------------------------------------------------------------------------
Alvey Systems, Inc., Sr. Sub. Notes,
11.375%, 1/31/03                               $  2,400            $   2,496,000

Amtrol Acquisition, Inc., Sr. Sub.,
10.625%, 12/31/06                                 3,600                3,708,000

Imo Industries, Sr. Sub. Notes, 11.75%,
5/1/06                                            8,680                8,680,000

Motors And Gears, Inc., Sr. Notes, 10.75%,
11/15/06 /(1)/                                    4,000                4,050,000
--------------------------------------------------------------------------------
                                                                   $  18,934,000
--------------------------------------------------------------------------------

Medical Products -- 0.8%
--------------------------------------------------------------------------------
Maxxim Medical, Inc., Sr. Sub. Notes,
10.50%, 8/1/06                                 $  5,200            $   5,388,500
--------------------------------------------------------------------------------
                                                                   $   5,388,500
--------------------------------------------------------------------------------

Metals - Industrial -- 4.8%
--------------------------------------------------------------------------------
AK Steel Corp., Senior Notes, 9.125%,
12/15/06                                       $  5,200            $   5,122,000

Applied Extrusion Inc., Sr. Notes, 11.50%,
4/1/02                                            6,000                6,210,000

Essex Group, Inc., Sr. Notes, 10.00%,
5/1/03                                            3,225                3,354,000

Howmet Corp., Sr. Sub. Notes, 10.00%,
12/1/03                                           2,850                3,035,250

Kaiser Aluminum and Chemical Corp., Sr.
Notes, 10.875%, 10/15/06                          2,500                2,600,000

Kaiser Aluminum and Chemical Corp., Sr. Sub.
Notes, 12.75%, 2/1/03                             6,600                7,095,000

Newflo Corp., Sub. Notes, 13.25%,
11/15/02                                          5,500                5,967,500
--------------------------------------------------------------------------------
                                                                   $  33,383,750
--------------------------------------------------------------------------------

Miscellaneous -- 3.5%
--------------------------------------------------------------------------------
Alliant Tech Systems Inc., Sr. Sub. Notes,
11.75%, 3/1/03                                 $  4,000            $   4,280,000

Clark-Schwebel, Sr. Notes, 10.50%,
4/15/06                                           5,200                5,434,000

Day International Group, Inc., Sr. Sub. Notes,
11.125%, 6/1/05                                   3,300                3,432,000

Imax Corp., Sr. Notes, 10.00%, (7% until
1997), 3/1/01                                     2,400                2,424,000

Selmer Co., Inc., Sr. Sub. Notes, 11.00%,
5/15/05                                           5,300                5,790,250

Webb Delaware Corp., Sr. Sub. Notes, 9.75%,
1/15/08                                           3,200                3,200,000
--------------------------------------------------------------------------------
                                                                   $  24,560,250
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 7.6%
--------------------------------------------------------------------------------
AES Corp., Sr. Sub. Notes, 10.25%,
7/15/06                                        $  1,600            $   1,732,000

Cal Energy Company, Inc., Sr. Notes, 9.50%,
9/15/06                                           5,500                5,857,500

Chesapeake Energy Corp., Sr. Notes, 9.125%,
4/15/06                                           3,200                3,280,000

Clark USA, Inc., Sr. Notes, 10.875%,
12/1/05                                           2,900                2,972,500

Coda Energy Inc., Sr. Sub. Notes, 10.50%,
4/1/06                                            4,000                4,220,000

Dawson Product Services, Inc., Sr. Notes,
9.375%, 2/1/07                                    2,800                2,772,000

El Paso Electric Co., 1st Mtg. Notes, 9.40%,
5/1/11                                            2,850                3,055,143

Kelley Oil and Natural Gas Corp., 10.375%,
10/15/06                                          1,600                1,648,000

Mariner Energy Corp., Sr. Sub. Notes,
10.50%, 8/1/06                                    6,300                6,552,000

Midland Cogeneration Venture, Sr. Sec. Lease
Oblig., 10.33%, 7/23/02                           2,734                2,898,384

Midland Funding II, Sec. Lease Oblig.,
11.75%, 7/23/05                                   2,200                2,498,870

Parker Drilling Corp., Sr. Sub. Notes, 9.75%,
11/15/06                                          2,400                2,532,000

Perez Companc, S.A., 9.00%, 1/30/04 /(1)/         4,000                3,940,000

Trans Texas Gas Corp., Sr. Sec. Notes,
11.50%, 6/15/02                                   5,400                5,913,000

Veritas DGC, Inc., Sr. Notes, 9.75%,
10/15/03                                          3,200                3,248,000
--------------------------------------------------------------------------------
                                                                   $  53,119,397
--------------------------------------------------------------------------------

Printing and Business Products -- 1.7%
--------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub. Notes,
10.50%, 12/1/06                                $  5,200            $   5,434,000

Monarch Acquisition Corp., Sr. Notes, 12.50%,
7/1/03                                            5,550                6,479,625
--------------------------------------------------------------------------------
                                                                   $  11,913,625
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



                                               Principal
                                               Amount
Security                                       (000 omitted)            Value
--------------------------------------------------------------------------------
Publishing -- 1.8%
--------------------------------------------------------------------------------
Hollinger International Publications, Inc., Sr.
Sub. Notes, 9.25%,  3/15/07                    $  3,600            $   3,456,000

Newsquest Capital Corp., Sr. Sub. Notes,
11.00%, 5/1/06                                    8,400                8,736,000
--------------------------------------------------------------------------------
                                                                   $  12,192,000
--------------------------------------------------------------------------------

Retail - Food and Drug -- 3.4%
--------------------------------------------------------------------------------
Dominicks Finer Foods, Inc., Sr.
Sub. Notes, 10.875%, 5/1/05                    $  1,600            $   1,720,000

Duane Reade, G.P., Sr. Notes,
12.00%, 9/15/02                                   6,200                6,556,500

Ralphs Grocery Co., Inc., Sr. Sub.
Notes, 13.75%, 6/15/05                            5,500                5,885,000

Smith's Food and Drug Corp., Sr.
Sub. Notes, 11.25%, 5/15/07                       2,400                2,628,000

Star Markets Co., Sr. Sub. Notes,
13.00%, 11/1/04                                   6,200                6,944,000
--------------------------------------------------------------------------------
                                                                   $  23,733,500
--------------------------------------------------------------------------------

Retail - General -- 1.9%
--------------------------------------------------------------------------------
Knoll, Inc., Sr. Sub. Notes,
10.875%, 3/15/06                               $  3,600            $   3,960,000

Levitz Furniture Corp., Sr. Sub.
Notes, 9.625%, 7/15/03                            3,850                2,829,750

Levitz Furniture Corp., Sr. Sub.
Notes, 13.375%, 10/15/98                            800                  792,000

Specialty Retailers, Inc., Sr.
Sub. Notes, 11.00%, 8/15/03                       5,530                5,875,625
--------------------------------------------------------------------------------
                                                                   $  13,457,375
--------------------------------------------------------------------------------

Total Corporate Bonds & Notes
    (identified cost $641,051,162)                                 $ 653,453,330
--------------------------------------------------------------------------------


Common Stocks, Warrants and
Rights-- 0.7%


Security                                        Shares             Value
--------------------------------------------------------------------------------
Auto and Parts -- 0.3%
--------------------------------------------------------------------------------
Bucyrus - Erie Co., Common*                     214,839            $   1,718,712
--------------------------------------------------------------------------------
                                                                   $   1,718,712
--------------------------------------------------------------------------------

Broadcasting and Cable -- 0.0%
--------------------------------------------------------------------------------
American Telecasting, Inc. Warrants+*             2,600            $       5,200
United International Holdings,
Inc., Warrants Exp. 11/15/99+*                    7,840                   56,840
--------------------------------------------------------------------------------
                                                                   $      62,040
--------------------------------------------------------------------------------

Building Materials -- 0.1%
--------------------------------------------------------------------------------
Southdown, Inc.                                  13,500            $     465,750
--------------------------------------------------------------------------------
                                                                   $     465,750
--------------------------------------------------------------------------------

Chemicals -- 0.0%
--------------------------------------------------------------------------------
Crompton & Knowles Corp., Common*                 9,489            $     190,964
Sterling Chemicals Holdings-Warrants+*            3,200                  112,000
--------------------------------------------------------------------------------
                                                                   $     302,964
--------------------------------------------------------------------------------

Communications Equipment -- 0.0%
--------------------------------------------------------------------------------
In Flight Phone Corp., Warrants
Exp. 8/31/02+*                                    1,600            $          --
--------------------------------------------------------------------------------
                                                                   $          --
--------------------------------------------------------------------------------

Communications Services -- 0.1%
--------------------------------------------------------------------------------
CS Wireless Systems, Inc., Common+*                 902            $          --
Microcell Telecommunication, Warrants+*          44,800                  448,000
Microcell Telecommunication, Warrants+*          44,800                   30,240
Nextel Communications Warrants
Exp. 4/25/99+*                                    7,200                    1,800
--------------------------------------------------------------------------------
                                                                   $     480,040
--------------------------------------------------------------------------------

Containers and Packaging -- 0.0%
--------------------------------------------------------------------------------
SD Warren Company, Warrants Exp.
12/15/06+*                                       48,000            $     192,000
--------------------------------------------------------------------------------
                                                                   $     192,000
--------------------------------------------------------------------------------

Foods -- 0.0%
--------------------------------------------------------------------------------
Servam Corp., $2.00 Warrant Exp.
4/1/01+*                                         12,276            $          --

Servam Corp., $4.50 Warrant Exp.
4/1/01+*                                          2,760                       --

Servam Corp., Common+*                            1,380                       --

Specialty Foods Acquisition Corp.,
Common /(1)/*                                    48,000                   12,000
--------------------------------------------------------------------------------
                                                                   $      12,000
--------------------------------------------------------------------------------


                       See notes to financial statements

High Income Portfolio as of March 31, 1997

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)


Security                                        Shares             Value
--------------------------------------------------------------------------------
Industrial Development Revenue / Pollution
Control Revenue--0.0%
--------------------------------------------------------------------------------
Thermadyne Holdings Corp., Common+*              40,000            $         400
--------------------------------------------------------------------------------
                                                                   $         400
--------------------------------------------------------------------------------

Metals - Industrial -- 0.2%
--------------------------------------------------------------------------------
Gulf States Steel, Warrants+*                     2,400            $         120
Terex Corp., Rights, Exp. 7/1/97+*                5,371                      537
Terex Corp., Warrants Exp. 12/31/00+*            32,000                1,024,000
Terex Corp., Warrants Exp. 5/15/02+*             20,000                  100,000
Triangle Wire & Cable, Inc., Common+*            95,000                  190,000
--------------------------------------------------------------------------------
                                                                   $  1,314,657
--------------------------------------------------------------------------------

Miscellaneous -- 0.0%
--------------------------------------------------------------------------------
Australis Media Ltd., Warrants+*                  5,200            $          --
--------------------------------------------------------------------------------
                                                                   $          --
--------------------------------------------------------------------------------

Total Common Stocks, Warrants and Rights
    (identified cost $6,595,495)                                   $   4,548,563
--------------------------------------------------------------------------------

Preferred Stocks-- 1.9%

Broadcasting and Cable -- 1.3%
--------------------------------------------------------------------------------
American Radio Systems Corp., 11.375%/(1)/       24,000            $   2,412,000
Cablevision Systems Corp., 11.125% (PIK)         33,971                3,040,386
Chancellor Radio Broadcasting Corp., 12.00%/(1)/ 40,000                3,940,000
--------------------------------------------------------------------------------
                                                                   $   9,392,386
--------------------------------------------------------------------------------

Communications Services -- 0.2%
--------------------------------------------------------------------------------
Nextlink Communications, 14.00% (PIK)/(1)/       24,500            $   1,102,500
--------------------------------------------------------------------------------
                                                                   $   1,102,500
--------------------------------------------------------------------------------

Containers and Packaging -- 0.3%
--------------------------------------------------------------------------------
S.D. Warren Co. w / Warrants, 14%,
12/15/06                                         48,000            $   1,872,000
--------------------------------------------------------------------------------
                                                                   $   1,872,000
--------------------------------------------------------------------------------

Oil and  Gas - Equipment and Services -- 0.1%
--------------------------------------------------------------------------------
Kelley Oil and Natural Gas Corp.*                42,240            $   1,098,240
--------------------------------------------------------------------------------
                                                                   $   1,098,240
--------------------------------------------------------------------------------

Total Preferred Stocks
    (identified cost $13,042,123)                                  $  13,465,126
--------------------------------------------------------------------------------

Short-Term Investments -- 3.7%


                                               Principal
                                               Amount
                                               (000
Security                                       omitted)            Value
--------------------------------------------------------------------------------
Associates Corp. of North America,
6.80%, 4/1/97                                  $ 16,008            $  16,008,000

General Electric Capital Co.,
5.65%, 4/9/97                                    10,000                9,987,444
--------------------------------------------------------------------------------


Total Short-Term Investments
    (at amortized cost $25,995,444)                                $  25,995,444
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $686,684,224)                                 $ 697,462,463
--------------------------------------------------------------------------------


/(1)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 1997, the value of these securities amounted to $83,416,000 or 12.0% of net assets.

+     Restricted security (Note 6).

*     Non-income producing security.

(PIK) Payment in-kind.

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of March 31, 1997
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $686,684,224)                         $697,462,463
Cash                                                              17,527

Receivable for investments sold                                1,464,283

Interest receivable                                           17,048,513

Miscellaneous receivable                                           2,124

Prepaid expenses                                                   7,071

Deferred organization expenses (Note 1D)                           9,773
--------------------------------------------------------------------------

Total assets                                                $716,011,754
--------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------
Payable for investments purchased                           $  9,254,554

Payable to affiliate
    Trustees' fees                                                 5,300

Accrued expenses                                                  40,438
--------------------------------------------------------------------------
Total liabilities                                           $  9,300,292
--------------------------------------------------------------------------
Net Assets applicable to investors' interest in             $706,711,462
    Portfolio
--------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------
Net proceeds from capital contributions and                 $695,933,223
    withdrawals

Net unrealized appreciation on investments (computed
    on the basis of identified cost)                          10,778,239
--------------------------------------------------------------------------
Total                                                       $706,711,462
--------------------------------------------------------------------------

Statement of Operations


For the Year Ended
March 31, 1997
(Expressed in United States Dollars)
Investment Income (Note 1B)
--------------------------------------------------------------------------
Interest income                                             $ 64,033,245

Dividend income                                                   59,560
--------------------------------------------------------------------------
Total income                                                $ 64,092,805
--------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------
Investment adviser fee (Note 2)                             $  3,683,894

Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                    20,598

Custodian fee                                                    232,684

Legal and accounting services                                     49,843

Amortization of organization expenses (Note 1D)                    4,519

Miscellaneous                                                     17,294
--------------------------------------------------------------------------
Total expenses                                              $  4,008,832
--------------------------------------------------------------------------

Net investment income                                       $ 60,083,973
--------------------------------------------------------------------------


Realized and Unrealized

Gain (Loss) on Investments
--------------------------------------------------------------------------
Net realized gain (loss) --
--------------------------------------------------------------------------
    Investment transactions (identified cost basis)         $ (4,056,681)
--------------------------------------------------------------------------
Net realized loss on investments                            $ (4,056,681)
--------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investment transactions (identified cost basis)         $ 13,401,858
--------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments                                          $ 13,401,858
--------------------------------------------------------------------------

Net realized and unrealized gain on investments             $  9,345,177
--------------------------------------------------------------------------

Net increase in net assets from operations                  $ 69,429,150
--------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)

Increase (Decrease)                Year Ended             Year Ended
in Net Assets                      March 31, 1997         March 31, 1996
----------------------------------------------------------------------------
From operations --

    Net investment income           $  60,083,973          $  50,896,652

    Net realized loss on               (4,056,681)            (5,151,523)
        investments

    Net change in unrealized
        appreciation
        (depreciation)                 13,401,858             17,257,761
        of investments
----------------------------------------------------------------------------
Net increase in net assets
    from operations                 $  69,429,150          $  63,002,890
----------------------------------------------------------------------------
Capital transactions --
    Contributions                   $ 280,137,284          $ 172,948,713

    Withdrawals                      (154,202,111)          (167,156,279)
----------------------------------------------------------------------------
Net increase in net assets
    from capital transactions       $ 125,935,173          $   5,792,434
----------------------------------------------------------------------------
Net increase in net assets          $ 195,364,323          $  68,795,324
----------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------
At beginning of year                $ 511,347,139          $ 442,551,815
----------------------------------------------------------------------------
At end of year                      $ 706,711,462          $ 511,347,139
----------------------------------------------------------------------------

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)

                                                      Year Ended March 31,
                                             -----------------------------------
                                                  1997        1996        1995*
--------------------------------------------------------------------------------

Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                          0.67%       0.71%       0.70%+

Net investment income                            10.02%      10.41%      10.63%+

Portfolio Turnover                                  78%         88%         53%
--------------------------------------------------------------------------------
Net assets, end of year (000s omitted)        $706,711    $511,347    $442,552
--------------------------------------------------------------------------------

+  Annualized.
*  For the period from the start of business, June 1, 1994, to March 31, 1995.

                       See notes to financial statements

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

    A Investment Valuations -- Investments listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

    C Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

    D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

    F Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

2   Investment Adviser Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Boston Management and Research
    (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended March 31, 1997, the fee was equivalent to 0.61% of the Portfolio's average daily net

High Income Portfolio as of March 31, 1997

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)




    assets and amounted to $3,683,894. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended March 31, 1997, no significant amounts have been deferred.


3   Investments
    ----------------------------------------------------------------------------
    The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $591,877,399 and $446,278,324, respectively, for the year ended March 31, 1997.


4   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds effective rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the period.


5   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at March 31, 1997, as computed on a federal income tax basis, were as follows:


    Aggregate cost                                          $ 686,684,224
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                           $  25,029,413

    Gross unrealized depreciation                             (14,251,174)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                             $  10,778,239
    ----------------------------------------------------------------------------


6   Restricted Securities
    ----------------------------------------------------------------------------
    At March 31, 1997, the Portfolio owned the following securities (constituting 0.83% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A Securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                            Date of
    Description             Acquisition   Shares/Face          Cost   Fair Value
    ----------------------------------------------------------------------------
    Corporate Note
    ----------------------------------------------------------------------------
    Inflo Holdings Corp.,
      Promissory Notes, 10%
      (0% until 1999),
      1/27/07               9/13/96        4,400,000    $2,884,000   $3,696,000

    Common Stocks, Warrants, and Rights
    ----------------------------------------------------------------------------
    American Telecasting,
      Inc. Warrants         01/16/96            2,600    $   71,500   $    5,200

    Australis Media Ltd.,
      Warrants              05/26/95            5,200             -            -

    CS Wireless Systems,
      Inc., Common          01/14/97              902             -            -

    Gulf States Steel,
      Warrants              08/22/95            2,400             -          120

    In Flight Phone
      Corp., Warrants
      Exp. 8/31/02          11/28/95            1,600             -            -

    Microcell
      Telecommunication,
      Warrants              10/30/96           44,800             -      448,000

    Microcell
      Telecommunication,
      Contingent Warrants   10/30/96           44,800             -       30,240

    Nextel Communications
      Warrants Exp.
      4/25/99               10/04/96            7,200             -        1,800

    SD Warren Company,
      Warrants Exp.
      12/15/06              05/15/95           48,000             -      192,000

    Servam Corp., $2.00
      Warrant Exp. 4/1/01   12/15/87           12,276             -            -

    Servam Corp., $4.50
      Warrant Exp. 4/1/01   12/15/87            2,760             -            -

    Servam Corp., Common    12/15/87            1,380             -            -

    Sterling Chemicals
      Holdings, Warrants    10/07/96            3,200             -      112,000

    Terex Corp., Rights,
      Exp. 7/1/97           11/07/94            5,371             -          537

    Terex Corp., Warrants
      Exp. 12/31/00         12/15/93           32,000         6,400    1,024,000

    Terex Corp., Warrants
      Exp. 5/15/02          11/07/96           20,000             -      100,000

    Thermadyne Holdings
      Corp., Common          4/03/89           40,000        28,800          400

    Triangle Wire &
      Cable, Inc., Common   05/02/94           95,000     2,250,000      190,000

    United International
      Holdings,  Inc.,
      Warrants Exp.
      11/15/99              11/16/94            7,840       222,186       56,840
   -----------------------------------------------------------------------------
                                                         $5,462,886   $5,857,137
   -----------------------------------------------------------------------------

High Income Portfolio as of March 31, 1997

INDEPENDENT AUDITORS' REPORT


To the Trustees and Investors
of High Income Portfolio
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of March 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended March 31, 1997 and 1996 and the supplementary data for the two years then ended and for the period from the start of business, June 1, 1994, to March 31, 1995 (all expressed in United States dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of March 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at March 31, 1997, the results of its operations, changes in net assets and supplementary data for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.


                                                  DELOITTE & TOUCHE
                                                  Grand Cayman, Cayman Islands
                                                  British West Indies
                                                  May 9, 1997

EV Marathon High Income Fund  as of March 31, 1997

INVESTMENT MANAGEMENT

EV Marathon High Income Fund
                    Officers                             Independent Trustees
                    M. Dozier Gardner                    Donald R. Dwight
                    President and Trustee                President, Dwight Partners, Inc.
                                                         Chairman, Newspapers of New England, Inc.
                    James B. Hawkes
                    Vice President and Trustee           Samuel L. Hayes, III
                                                         Jacob H. Schiff Professor of Investment
                    William H. Ahern, Jr.                Banking, Harvard University Graduate School of
                    Vice President                       Business Administration

                    Michael B. Terry                     Norton H. Reamer
                    Vice President                       President and Director, United Asset
                                                         Management Corporation
                    James L. O'Connor
                    Treasurer                            John L. Thorndike
                                                         Formerly Director, Fiduciary Company Incorporated
                    Thomas Otis
                    Secretary                            Jack L. Treynor
                                                         Investment Adviser and Consultant

High Income Portfolio
                    Officers                             Independent Trustees
                    M. Dozier Gardner                    Donald R. Dwight
                    President and Trustee                President, Dwight Partners, Inc.
                                                         Chairman, Newspapers of New England, Inc.
                    James B. Hawkes
                    Vice President and Trustee           Samuel L. Hayes, III
                                                         Jacob H. Schiff Professor of Investment
                    Hooker Talcott, Jr.                  Banking, Harvard University Graduate School of
                    Vice President and                   Business Administration
                    Co-Portfolio Manager
                                                         Norton H. Reamer
                    Michael W. Weilheimer                President and Director, United Asset
                    Vice President and                   Management Corporation
                    Co-Portfolio Manager
                                                         John L. Thorndike
                    William Chisholm                     Formerly Director, Fiduciary Company Incorporated
                    Vice President
                                                         Jack L. Treynor
                    Raymond O'Neill                      Investment Adviser and Consultant
                    Vice President

                    Michel Normandeau
                    Vice President

                    James L. O'Connor
                    Treasurer

                    Thomas Otis
                    Secretary

Investment Adviser of High Income Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110

Administrator of
EV Marathon High Income Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617)482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group, Inc.
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



EV Marathon High Income Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
     This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                    M-HISRC-5/95